Related party transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Summary of Related party outstanding balances
The following table summarizes the outstanding balances between the Company and the Axionlog Business as of December 31, 2018 and 2017:

	As of December 31,
	2018	2017
Accounts and notes receivable	$860	$1,097
Other receivables	1,676	979
Miscellaneous	2,963	3,126
Accounts payable	(14,984)	(11,727)

Summary of related party transactions
The following table summarizes the transactions between the Company and the Axionlog Business for the fiscal years ended December 31, 2018, 2017 and 2016:

	Fiscal years ended December 31,
	2018	2017	2016
Food and paper (i)	$(177,356)	$(173,387)	$(163,536)
Occupancy and other operating expenses	(5,322)	(4,281)	(3,882)
Net interest income	—	—	47

(i)
Includes $41,633 of distribution fees and $135,723 of suppliers purchases managed through the Axionlog Business for the fiscal year ended December 31, 2018; $48,773 and $124,614, respectively, for the fiscal year ended December 31, 2017; and $40,714 and $122,822, respectively, for the fiscal year ended December 31, 2016.